Core Deposit Intangible Assets	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets Disclosure [Abstract]
Core Deposit Intangible Assets

NOTE 5 – CORE DEPOSIT INTANGIBLE ASSETS

Core Deposit Intangible

No additional core deposit intangible was recorded in 2013 or 2012, with $706 thousand recorded as a result of the acquisition of two branches in Wooster, Ohio in 2011. The core deposit intangible asset will be amortized over an estimated life of ten years. Amortization expense related to the core deposit intangible asset totaled $135 thousand, $140 thousand and $78 thousand in 2013, 2012 and 2011, respectively. The following table shows the core deposit intangible and the related accumulated amortization as of December 31:

(Dollars in thousands)	2013	2012	2011
Gross carrying amount	$1,251	$1,251	$1,251
Accumulated amortization	(492)	(357)	(217)

Net carrying amount	$759	$894	$1,034

The estimated aggregate future amortization expense for the core deposit assets remaining as of December 31, 2013 is as follows:

(Dollars in thousands)	Core Deposit Amortization
2014	$129
2015	125
2016	121
2017	116
2018	101
Thereafter	167

$759